Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2024
Condensed financial information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 Dec	2024 $m	2023 $m	2022 $m
Investment income, including dividends received from subsidiary undertakings	825	1,430	800
Investment expenses and charges	(209)	(203)	(207)
Gain on transfer of debt to Prudential Funding (Asia) PLC	–	370	–
Gains on financial instruments held at fair value through profit and loss	210	–	–
Corporate expenditure	(39)	(47)	(158)
Foreign currency exchange losses	(1)	(27)	25
Profit on ordinary activities before tax	786	1,523	460
Tax credit (charge) on profit on ordinary activities	–	2	(5)
Profit for the year	786	1,525	455

Other comprehensive income (loss):
Items that will not be reclassified subsequently to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	–	8	(125)
Total comprehensive income for the year	786	1,533	330

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

	31 Dec 2024 $m	31 Dec 2023 $m
Fixed assets
Investments in subsidiary undertakings	13,789	13,786

Current assets
Amounts owed by subsidiary undertakings	6,577	7,267
Cash at bank and in hand	107	21
Prepayments and other debtors	3	–
	6,687	7,288
Liabilities: amounts falling due within one year
Amounts owed to subsidiary undertakings	(852)	(866)
Tax payable	(8)	(7)
Other liabilities	(19)	(7)
	(879)	(880)
Net current assets	5,808	6,408
Total assets less current liabilities	19,597	20,194
Liabilities: amounts falling due after more than one year
Amounts owed to subsidiary undertakings	(3,637)	(3,610)
Total net assets	15,960	16,584
Capital and reserves
Share capital	176	183
Capital redemption reserve	7	–
Share premium	5,009	5,009
Profit and loss account	10,768	11,392
Shareholders’ funds	15,960	16,584

The accompanying notes are an integral part of this condensed financial information

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

			Capital	Profit	Total
		Share	redemption	and loss	shareholders'
	Share capital	premium	reserve	account	funds
	$m	$m	$m	$m	$m
Balance at 1 Jan 2022	182	5,010	–	10,458	15,650

Profit for the year	–	–	–	455	455
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income	–	–	–	(125)	(125)
Total comprehensive income for the year	–	–	–	330	330

Transactions with owners, recorded directly in equity
New share capital subscribed	–	(4)	–	–	(4)
Share-based payment transactions	–	–	–	40	40
Dividends	–	–	–	(474)	(474)
Total transactions with owners	–	(4)	–	(434)	(438)

Balance at 31 Dec 2022 / 1 Jan 2023	182	5,006	–	–	15,542

Profit for the year	–	–	–	1,525	1,525
Valuation movements on Jackson equity securities measured at fair value through other comprehensive income	–	–	–	8	8
Total comprehensive income for the year	–	–	–	1,533	1,533

Transactions with owners, recorded directly in equity
New share capital subscribed	1	3	–	–	4
Share-based payment transactions	–	–	–	38	38
Dividends	–	–	–	(533)	(533)
Total transactions with owners	1	3	–	(495)	(491)

Balance at 31 Dec 2023 / 1 Jan 2024	183	5,009	–	11,392	16,584

Profit and total comprehensive income for the year	–	–	–	786	786
Transactions with owners, recorded directly in equity
Share repurchase/buyback programmes	(7)	–	7	(878)	(878)
Share-based payment transactions	–	–	–	20	20
Dividends	–	–	–	(575)	(575)
Effect of scrip dividends	–	–	–	23	23
Total transactions with owners	(7)	–	7	(1,410)	(1,410)

Balance at 31 Dec 2024	176	5,009	7	10,768	15,960

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 Dec	2024 $m	2023 $m	2022 $m
Operating activities
Net cash inflow from operating activities before interest and tax	983	1,527	664
Interest paid	(165)	(35)	(204)
Taxes paid	–	–	(4)
Dividends paid	(575)	(533)	(474)
Net cash flows from operating activities	243	959	(18)
Financing activities
Issuance of ordinary share capital	–	4	(4)
Issuance of core structural borrowings	–	–	346
Redemption of core structural borrowings	–	(393)	(2,075)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	–	(501)	1
Movement in net amount owed to subsidiary undertakings	13	–	–
Movement in share-based payment receivable	–	(4)	(111)
Capitalisation of amount owed by subsidiary	–	–	(62)
Non-cash transfer of debt to Prudential Funding (Asia) PFAP	–	(3,552)	–
Movement in net amount owed by subsidiary undertakings	690	3,610	(36)
Share repurchase/buyback programmes (including costs)	(860)	–	–
Net cash flows from financing activities	(157)	(836)	(1,941)
Investing activities
Disposal of Jackson shares	–	273	293
Investment in subsidiaries	–	(609)	–
Capitalisation of intercompany loans	–	189	–
Net cash flows from investing activities	–	(147)	293
Net cash inflow (outflow) for the year	86	(24)	(1,666)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit on ordinary activities before tax	786	1,523	460
Add back: interest charged to profit or loss	209	203	207
Adjustments for non-cash items:
Gain on transfer of subordinated liabilities and debenture loans	–	(370)	–
Foreign currency exchange and other movements	(22)	27	8
Decrease (increase) in debtors	(3)	–	9
Increase (decrease) in creditors	13	144	(20)
Net cash inflow from operating activities before interest and tax	983	1,527	664

The accompanying notes are an integral part of this condensed financial information

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Information

31 December 2024

1	Basis of preparation

The financial statements of the Parent Company, which comprise the profit and loss accounts, statement of financial position, statement of changes in equity, statement of cash flows and related notes, are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’) and Part 15 of the Companies Act 2006.

In preparing these financial statements, the Company applies the recognition, measurement and disclosure requirements in accordance with international accounting standards adopted for use in the UK but makes amendments where necessary, in order to comply with the Companies Act 2006.

The accounting policies set out in note 2 below have been applied consistently to both years presented in these financial statements. The Company and the Group manage cash resources, remittances and financing primarily in USD. Accordingly, the functional and presentational currency of the Company is USD.

On the basis of the assessment of going concern for the Company and the Group as set out in note A1 to the consolidated financial statements, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these financial statements for the year ended 31 December 2024.

2	Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment. Investments are assessed for indicators of impairment, and if any are identified, any impairment is assessed by comparing the net assets and value in use of the subsidiary undertakings with the carrying value of the investments.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost less expected credit losses, which are determined using the expected credit loss approach under IFRS 9.

Financial instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as FVTPL, all financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of defaults on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loans either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date, when held, the expected credit loss has been determined with reference to the historical experience of loans with equivalent credit characteristics.

Dividends

Interim dividends are recorded in the year in which they are paid.

Cash and scrip dividends are initially recorded in the statement of changes in equity as a deduction from retained earnings, at the value of the cash paid, or the cash equivalent to the scrip dividend. For scrip dividends settled by a new issue of shares the deduction from retained earnings is subsequently reversed and an amount equal to the nominal value of shares issued is transferred to share capital from share premium or the capital redemption reserve.

Foreign currency translation

Transactions not denominated in the Company’s functional currency, USD, are initially recorded at the rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax recoverable (payable) recognised in the balance sheet is measured at the amount expected to be recovered from (paid to) relevant tax authorities in accordance with the provisions of IAS 12 'Income Taxes'.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12.

The Company has applied the IAS 12 paragraph 4A mandatory exemption from recognising and disclosing information on the associated deferred tax assets and liabilities related to Pillar Two income taxes at 31 December 2024. For further details of the impact of Pillar Two income taxes, refer to note B3 to the Group IFRS consolidated financial statements.

Share-based payments

The Group offers share awards and option plans for certain key employees and a Save As You Earn (SAYE) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling $710 million from its consolidated subsidiary undertakings in 2024 (2023: $1,277 million; 2022: $708 million).

4Reconciliation from the FRS 101 parent company results to the Group IFRS results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS as issued by the IASB and international financial reporting standards adopted for use in the UK.

The tables below provide a reconciliation between the FRS 101 parent company results and the Group IFRS results.

	2024 $m	2023 $m	2022 $m
Profit after tax
Profit for the year of the Company in accordance with FRS 101 note (i)	786	1,525	455
Accounting policy difference note (ii)	11	(65)	108
Share in the IFRS result of the Group, net of distributions to the Company note (iii)	1,488	241	(1,570)
Profit (loss) after tax of the Group attributable to equity holders in accordance with IFRS	2,285	1,701	(1,007)

	31 Dec 2024 $m	31 Dec 2023 $m
Shareholders’ equity
Shareholders’ funds of the Company in accordance with FRS 101	15,960	16,584
Accounting policy difference note (ii)	11	–
Share in the IFRS net equity of the Group note(iii)	1,521	1,239
Shareholders’ equity of the Group in accordance with IFRS	17,492	17,823

Notes

(i)	The Company’s profit for the year includes distributions to the Company from subsidiaries.
(ii)

Accounting policy difference represents the difference in accounting for expected credit losses on loan assets. In 2022, differences also arose from that effect, together with the difference in treatment of realised gains and losses on investments classified as FVOCI, as the Company applied IFRS 9 in 2022 which the Group adopted, without retrospective application, in 2023.

(iii)

The share in the IFRS result of the Group represents the Company’s interest in the earnings of its subsidiaries, JVs and associates. The share in the IFRS net equity of the Group represents the Company's interest in the net assets of its subsidiaries, JVs and associates. The movement compared with the prior year reflects movements in the results of the Group relative to the result of the Company.

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Share repurchase/buyback programmes

In January and June 2024, the Company completed two share buyback programmes to offset dilution from the vesting of awards under employee and agent share schemes during 2023 and the first half of 2024, respectively. The Company repurchased 4.6 million ordinary shares in aggregate for a total consideration of $48 million.

In November 2024, the Company completed a share buyback programme to offset dilution from the issue of shares under its scrip dividend programme during 2024. The Company repurchased 2.8 million ordinary shares in aggregate for a total consideration of $23 million.

On 23 June 2024, the Company announced the commencement of the $2 billion share buyback programme to reduce the issued share capital of the Company in order to return capital to shareholders.As at 31 December 2024, 92.1 million ordinary shares in aggregate have been repurchased for a total consideration of approximately $785 million. In addition $22 million was incurred for costs associated with the buyback and the obligation under the non - cancellable period of the arrangement with the bank conducting the buyback, which was recognised as a financial liability at 31 December 2024.

Further details of the share repurchase/buyback programmes by the Company are provided in note C8 to the Group IFRS consolidated financial statements.

7Post balance sheet events

Dividends

The second interim dividend for the year ended 31 December 2024, which was approved by the Board of Directors after 31 December 2024, is described in note B5 to the IFRS consolidated Group financial statements.